Stock Payable (Details Narrative)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($)
Stock Payable Details Narrative Abstract
Stock payable | $		$ 59,530
Number of investor | Number		1